Cover Page Document	Feb. 28, 2023
Cover [Abstract]
Entity Central Index Key	0001552797
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Local Phone Number	771-6701
Entity Incorporation, State or Country Code	DE
Document Period End Date	Feb. 28, 2023
Document Type	8-K
Entity Registrant Name	DELEK LOGISTICS PARTNERS, LP
City Area Code	615
Entity File Number	001-35721
Entity Tax Identification Number	45-5379027
Entity Address, Address Line One	310 Seven Springs Way, Suite 400 & 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	DKL
Security Exchange Name	NYSE
Amendment Flag	false